Revenue - Schedule of Revenue by Product Line (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 107,887	$ 42,249	$ 61,289	$ 20,618
Additive manufacturing
Disaggregation of Revenue [Line Items]
Total revenue	13,322	12,755	19,032	11,461
Injection molding
Disaggregation of Revenue [Line Items]
Total revenue	20,941	12,999	17,093	2,056
CNC machining
Disaggregation of Revenue [Line Items]
Total revenue	30,063	8,093	9,173	3,833
Precision sheet metal
Disaggregation of Revenue [Line Items]
Total revenue	38,494	4,150	9,811	0
Other revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 5,067	$ 4,252	$ 6,180	$ 3,268